Derivative instruments (Detail 1) - CHF (SFr) SFr in Millions		Dec. 31, 2017		Dec. 31, 2016
Derivative [Line Items]
PRV	[1],[2],[3],[4]	SFr 118,227		SFr 158,411
Notional values related to PRV	[2],[4],[5]	4,062,600		4,084,000
NRV	[2],[4],[8]	116,133	[6],[7],[9]	153,810
Notional values related to NRV	[2],[4],[5]	3,878,300		3,859,600
Other notional values	[2],[4],[5],[10]	10,555,000		9,799,300
Derivative loan commitments		0		100
Maximum irrevocable amount of derivative loan commitments		5,300		14,300
Interest rate contracts
Derivative [Line Items]
PRV	[2],[3]	44,000		58,000
Notional values related to PRV	[2],[5]	1,142,100		1,152,400
NRV	[2],[8]	38,400		52,500
Notional values related to NRV	[2],[5]	1,043,600		1,059,600
Other notional values	[2],[5],[10]	10,462,200		9,729,600
Credit derivative contracts
Derivative [Line Items]
PRV	[2],[3]	2,800		3,900
Notional values related to PRV	[2],[5]	91,800		123,100
NRV	[2],[8]	3,800		4,800
Notional values related to NRV	[2],[5]	98,300		139,600
Other notional values	[2],[5],[10]	1,200
Foreign exchange contracts
Derivative [Line Items]
PRV	[2],[3]	47,100		76,100
Notional values related to PRV	[2],[5]	2,388,500		2,469,600
NRV	[2],[8]	45,500		72,100
Notional values related to NRV	[2],[5]	2,193,300		2,285,600
Other notional values	[2],[5],[10]	400		6,100
Equity / index contracts
Derivative [Line Items]
PRV	[2],[3]	22,200		18,000
Notional values related to PRV	[2],[5]	380,300		268,600
NRV	[2],[8]	26,700		22,100
Notional values related to NRV	[2],[5]	486,600		317,600
Other notional values	[2],[5],[10]	82,900		54,500
Commodity contracts
Derivative [Line Items]
PRV	[2],[3]	1,700		2,300
Notional values related to PRV	[2],[5]	33,100		39,000
NRV	[2],[8]	1,600		2,000
Notional values related to NRV	[2],[5]	36,900		35,900
Other notional values	[2],[5],[10]	8,400		9,100
Unsettled purchases of non-derivative financial instruments
Derivative [Line Items]
PRV	[2],[3],[11]	100		100
Notional values related to PRV	[2],[5],[11]	12,000		18,400
NRV	[2],[8],[11]	100		100
Notional values related to NRV	[2],[5],[11]	10,900		9,700
Unsettled sales of non-derivative financial instruments
Derivative [Line Items]
PRV	[2],[3],[11]	100		100
Notional values related to PRV	[2],[5],[11]	14,800		13,000
NRV	[2],[8],[11]	100		200
Notional values related to NRV	[2],[5],[11]	8,700		11,500
Forward contracts | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Line Items]
PRV	[2],[3],[12]	100		100
Notional values related to PRV	[2],[5],[12]	22,100		29,600
NRV	[2],[8],[12]	300		100
Notional values related to NRV	[2],[5],[12]	8,200		21,900
Other notional values	[2],[5],[10],[12]	2,321,100		2,242,800
Forward contracts | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[2],[3]	17,200		21,800
Notional values related to PRV	[2],[5]	681,400		715,600
NRV	[2],[8]	17,800		19,000
Notional values related to NRV	[2],[5]	691,600		650,900
Forward contracts | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[2],[3]	0		0
Notional values related to PRV	[2],[5]	0		0
NRV	[2],[8]	0		0
Notional values related to NRV	[2],[5]	0		0
Forward contracts | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[2],[3]	100		300
Notional values related to PRV	[2],[5]	2,900		4,800
NRV	[2],[8]	100		100
Notional values related to NRV	[2],[5]	3,800		2,700
Forward contracts | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[2],[3]	200		100
Notional values related to PRV	[2],[5]	9,400		5,900
NRV	[2],[8]	0		0
Notional values related to NRV	[2],[5]	7,900		4,600
Swaps | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Line Items]
PRV	[2],[3]	35,400		45,200
Notional values related to PRV	[2],[5]	539,200		599,300
NRV	[2],[8]	28,200		38,300
Notional values related to NRV	[2],[5]	453,700		552,600
Other notional values	[2],[5],[10]	7,530,200		7,064,200
Swaps | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[2],[3]	3,400		3,600
Notional values related to PRV	[2],[5]	71,200		76,500
NRV	[2],[8]	5,500		4,800
Notional values related to NRV	[2],[5]	100,400		69,000
Swaps | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[2],[3]	200		400
Notional values related to PRV	[2],[5]	8,500		10,900
NRV	[2],[8]	400		500
Notional values related to NRV	[2],[5]	12,800		13,400
Options | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Line Items]
PRV	[2],[3]	8,500		12,600
Notional values related to PRV	[2],[5]	558,100		478,100
NRV	[2],[8]	9,800		13,900
Notional values related to NRV	[2],[5]	547,200		480,600
Options | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[2],[3]	6,100		11,100
Notional values related to PRV	[2],[5]	427,000		530,300
NRV	[2],[8]	5,800		11,000
Notional values related to NRV	[2],[5]	397,600		513,700
Options | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[2],[3]	5,800		3,700
Notional values related to PRV	[2],[5]	76,600		49,600
NRV	[2],[8]	8,200		5,800
Notional values related to NRV	[2],[5]	125,000		92,800
Options | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[2],[3]	300		500
Notional values related to PRV	[2],[5]	11,300		14,100
NRV	[2],[8]	100		200
Notional values related to NRV	[2],[5]	7,900		9,900
Options | Exchange-traded contracts | Interest rate contracts
Derivative [Line Items]
PRV	[2],[3]	0		0
Notional values related to PRV	[2],[5]	22,700		45,400
NRV	[2],[8]	0		0
Notional values related to NRV	[2],[5]	34,400		4,500
Other notional values	[2],[5],[10]	155,400		96,200
Options | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[2],[3]	0		0
Notional values related to PRV	[2],[5]	4,700		2,900
NRV	[2],[8]	100		100
Notional values related to NRV	[2],[5]	5,600		6,000
Options | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
PRV	[2],[3]	6,900		3,800
Notional values related to PRV	[2],[5]	232,600		142,500
NRV	[2],[8]	6,900		4,600
Notional values related to NRV	[2],[5]	261,200		155,800
Other notional values	[2],[5],[10]	31,000		21,600
Options | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[2],[3]	0		0
Notional values related to PRV	[2],[5]	1,000		3,200
NRV	[2],[8]	100		100
Notional values related to NRV	[2],[5]	4,400		5,300
Other notional values	[2],[5],[10]	300		0
Futures | Exchange-traded contracts | Interest rate contracts
Derivative [Line Items]
Other notional values	[2],[5],[10]	455,600		326,400
Futures | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
Other notional values	[5],[10]	400		6,100
Futures | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
Other notional values	[2],[5],[10]	51,900		33,000
Futures | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
Other notional values	[2],[5],[10]	8,200		9,100
Agency transactions | Exchange-traded contracts | Interest rate contracts
Derivative [Line Items]
PRV	[2],[3],[13]	0		200
NRV	[2],[8],[13]	0		200
Agency transactions | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[2],[3],[13]	0		0
NRV	[2],[8],[13]	0		0
Agency transactions | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
PRV	[2],[3],[13]	6,200		6,900
NRV	[2],[8],[13]	6,100		6,900
Agency transactions | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[2],[3],[13]	900		900
NRV	[2],[8],[13]	900		900
Credit default swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[2],[3]	2,700		3,700
Notional values related to PRV	[2],[5]	85,200		116,900
NRV	[2],[8]	3,000		3,900
Notional values related to NRV	[2],[5]	94,400		135,200
Other notional values	[2],[5],[10]	1,200
Total return swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[2],[3]	200		200
Notional values related to PRV	[2],[5]	2,200		3,300
NRV	[2],[8]	800		900
Notional values related to NRV	[2],[5]	3,900		4,300
Options and warrants | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[2],[3]	0		0
Notional values related to PRV	[2],[5]	4,300		2,900
NRV	[2],[8]	0		0
Notional values related to NRV	[2],[5]	100		100
Interest and currency swaps | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[2],[3]	23,800		43,200
Notional values related to PRV	[2],[5]	1,275,500		1,220,800
NRV	[2],[8]	21,800		42,000
Notional values related to NRV	[2],[5]	1,098,400		1,115,000
UBS AG
Derivative [Line Items]
PRV	[1],[2],[3],[4]	118,229		158,411
Notional values related to PRV	[2],[4],[5]	4,062,600		4,084,000
NRV	[2],[4],[8]	116,134	[6],[7],[9]	153,810
Notional values related to NRV	[2],[4],[5]	3,878,300		3,859,600
Other notional values	[2],[4],[5],[10]	10,555,000		9,799,300
Derivative loan commitments		0		100
Maximum irrevocable amount of derivative loan commitments		5,300		14,300
UBS AG | Interest rate contracts
Derivative [Line Items]
PRV	[2],[3]	44,000		58,000
Notional values related to PRV	[2],[5]	1,142,100		1,152,400
NRV	[2],[8]	38,400		52,500
Notional values related to NRV	[2],[5]	1,043,600		1,059,600
Other notional values	[2],[5],[10]	10,462,200		9,729,600
UBS AG | Credit derivative contracts
Derivative [Line Items]
PRV	[2],[3]	2,800		3,900
Notional values related to PRV	[2],[5]	91,800		123,100
NRV	[2],[8]	3,800		4,800
Notional values related to NRV	[2],[5]	98,300		139,600
Other notional values	[2],[5],[10]	1,200
UBS AG | Foreign exchange contracts
Derivative [Line Items]
PRV	[2],[3]	47,100		76,100
Notional values related to PRV	[2],[5]	2,388,500		2,469,600
NRV	[2],[8]	45,500		72,100
Notional values related to NRV	[2],[5]	2,193,300		2,285,600
Other notional values	[2],[5],[10]	400		6,100
UBS AG | Equity / index contracts
Derivative [Line Items]
PRV	[2],[3]	22,200		18,000
Notional values related to PRV	[2],[5]	380,300		268,600
NRV	[2],[8]	26,700		22,100
Notional values related to NRV	[2],[5]	486,600		317,600
Other notional values	[2],[5],[10]	82,900		54,500
UBS AG | Commodity contracts
Derivative [Line Items]
PRV	[2],[3]	1,700		2,300
Notional values related to PRV	[2],[5]	33,100		39,000
NRV	[2],[8]	1,600		2,000
Notional values related to NRV	[2],[5]	36,900		35,900
Other notional values	[2],[5],[10]	8,400		9,100
UBS AG | Unsettled purchases of non-derivative financial instruments
Derivative [Line Items]
PRV	[2],[3],[11]	100		100
Notional values related to PRV	[2],[5],[11]	12,000		18,400
NRV	[2],[8],[11]	100		100
Notional values related to NRV	[2],[5],[11]	10,900		9,700
UBS AG | Unsettled sales of non-derivative financial instruments
Derivative [Line Items]
PRV	[2],[3],[11]	100		100
Notional values related to PRV	[2],[5],[11]	14,800		13,000
NRV	[2],[8],[11]	100		200
Notional values related to NRV	[2],[5],[11]	8,700		11,500
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Line Items]
PRV	[2],[3],[12]	100		100
Notional values related to PRV	[2],[5],[12]	22,100		29,600
NRV	[2],[8],[12]	300		100
Notional values related to NRV	[2],[5],[12]	8,200		21,900
Other notional values	[2],[5],[10],[12]	2,321,100		2,242,800
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[2],[3]	17,200		21,800
Notional values related to PRV	[2],[5]	681,400		715,600
NRV	[2],[8]	17,800		19,000
Notional values related to NRV	[2],[5]	691,600		650,900
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[2],[3]	0		0
Notional values related to PRV	[2],[5]	0		0
NRV	[2],[8]	0		0
Notional values related to NRV	[2],[5]	0		0
UBS AG | Forward contracts | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[2],[3]	100		300
Notional values related to PRV	[2],[5]	2,900		4,800
NRV	[2],[8]	100		100
Notional values related to NRV	[2],[5]	3,800		2,700
UBS AG | Forward contracts | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[2],[3]	200		100
Notional values related to PRV	[2],[5]	9,400		5,900
NRV	[2],[8]	0		0
Notional values related to NRV	[2],[5]	7,900		4,600
UBS AG | Swaps | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Line Items]
PRV	[2],[3]	35,400		45,200
Notional values related to PRV	[2],[5]	539,200		599,300
NRV	[2],[8]	28,200		38,300
Notional values related to NRV	[2],[5]	453,700		552,600
Other notional values	[2],[5],[10]	7,530,200		7,064,200
UBS AG | Swaps | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[2],[3]	3,400		3,600
Notional values related to PRV	[2],[5]	71,200		76,500
NRV	[2],[8]	5,500		4,800
Notional values related to NRV	[2],[5]	100,400		69,000
UBS AG | Swaps | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[2],[3]	200		400
Notional values related to PRV	[2],[5]	8,500		10,900
NRV	[2],[8]	400		500
Notional values related to NRV	[2],[5]	12,800		13,400
UBS AG | Options | Over-the-counter (OTC) contracts | Interest rate contracts
Derivative [Line Items]
PRV	[2],[3]	8,500		12,600
Notional values related to PRV	[2],[5]	558,100		478,100
NRV	[2],[8]	9,800		13,900
Notional values related to NRV	[2],[5]	547,200		480,600
UBS AG | Options | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[2],[3]	6,100		11,100
Notional values related to PRV	[2],[5]	427,000		530,300
NRV	[2],[8]	5,800		11,000
Notional values related to NRV	[2],[5]	397,600		513,700
UBS AG | Options | Over-the-counter (OTC) contracts | Equity / index contracts
Derivative [Line Items]
PRV	[2],[3]	5,800		3,700
Notional values related to PRV	[2],[5]	76,600		49,600
NRV	[2],[8]	8,200		5,800
Notional values related to NRV	[2],[5]	125,000		92,800
UBS AG | Options | Over-the-counter (OTC) contracts | Commodity contracts
Derivative [Line Items]
PRV	[2],[3]	300		500
Notional values related to PRV	[2],[5]	11,300		14,100
NRV	[2],[8]	100		200
Notional values related to NRV	[2],[5]	7,900		9,900
UBS AG | Options | Exchange-traded contracts | Interest rate contracts
Derivative [Line Items]
PRV	[2],[3]	0		0
Notional values related to PRV	[2],[5]	22,700		45,400
NRV	[2],[8]	0		0
Notional values related to NRV	[2],[5]	34,400		4,500
Other notional values	[2],[5],[10]	155,400		96,200
UBS AG | Options | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[2],[3]	0		0
Notional values related to PRV	[2],[5]	4,700		2,900
NRV	[2],[8]	100		100
Notional values related to NRV	[2],[5]	5,600		6,000
UBS AG | Options | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
PRV	[2],[3]	6,900		3,800
Notional values related to PRV	[2],[5]	232,600		142,500
NRV	[2],[8]	6,900		4,600
Notional values related to NRV	[2],[5]	261,200		155,800
Other notional values	[2],[5],[10]	31,000		21,600
UBS AG | Options | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[2],[3]	0		0
Notional values related to PRV	[2],[5]	1,000		3,200
NRV	[2],[8]	100		100
Notional values related to NRV	[2],[5]	4,400		5,300
Other notional values	[2],[5],[10]	300		0
UBS AG | Futures | Exchange-traded contracts | Interest rate contracts
Derivative [Line Items]
Other notional values	[2],[5],[10]	455,600		326,400
UBS AG | Futures | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
Other notional values	[5],[10]	400		6,100
UBS AG | Futures | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
Other notional values	[2],[5],[10]	51,900		33,000
UBS AG | Futures | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
Other notional values	[2],[5],[10]	8,200		9,100
UBS AG | Agency transactions | Exchange-traded contracts | Interest rate contracts
Derivative [Line Items]
PRV	[2],[3],[13]	0		200
NRV	[2],[8],[13]	0		200
UBS AG | Agency transactions | Exchange-traded contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[2],[3],[13]	0		0
NRV	[2],[8],[13]	0		0
UBS AG | Agency transactions | Exchange-traded contracts | Equity / index contracts
Derivative [Line Items]
PRV	[2],[3],[13]	6,200		6,900
NRV	[2],[8],[13]	6,100		6,900
UBS AG | Agency transactions | Exchange-traded contracts | Commodity contracts
Derivative [Line Items]
PRV	[2],[3],[13]	900		900
NRV	[2],[8],[13]	900		900
UBS AG | Credit default swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[2],[3]	2,700		3,700
Notional values related to PRV	[2],[5]	85,200		116,900
NRV	[2],[8]	3,000		3,900
Notional values related to NRV	[2],[5]	94,400		135,200
Other notional values	[2],[5],[10]	1,200
UBS AG | Total return swaps | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[2],[3]	200		200
Notional values related to PRV	[2],[5]	2,200		3,300
NRV	[2],[8]	800		900
Notional values related to NRV	[2],[5]	3,900		4,300
UBS AG | Options and warrants | Over-the-counter (OTC) contracts | Credit derivative contracts
Derivative [Line Items]
PRV	[2],[3]	0		0
Notional values related to PRV	[2],[5]	4,300		2,900
NRV	[2],[8]	0		0
Notional values related to NRV	[2],[5]	100		100
UBS AG | Interest and currency swaps | Over-the-counter (OTC) contracts | Foreign exchange contracts
Derivative [Line Items]
PRV	[2],[3]	23,800		43,200
Notional values related to PRV	[2],[5]	1,275,500		1,220,800
NRV	[2],[8]	21,800		42,000
Notional values related to NRV	[2],[5]	SFr 1,098,400		SFr 1,115,000

[1]
As of 31 December 2017, CHF 134 billion of Loans, CHF 0 billion of Due from banks, CHF 2 billion of Reverse repurchase agreements, CHF 7 billion of Financial assets available for sale, CHF 24 billion of Financial assets designated at fair value and CHF 7 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. As of 31 December 2016, CHF 126 billion of Loans, CHF 0 billion of Due from banks, CHF 1 billion of Reverse repurchase agreements, CHF 10 billion of Financial assets available for sale, CHF 29 billion of Financial assets designated at fair value and CHF 8 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months.

[2]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The replacement values and related notional values of these derivatives were not material for the periods presented.

[3]	PRV: Positive replacement value.
[4]	Refer to Note 24 for more information on netting arrangements.
[5]	In cases where replacement values are presented on a net basis on the balance sheet, the respective notional values of the netted replacement values are still presented on a gross basis.
[6]
Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 12 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[7]	Except for trading portfolio liabilities and negative replacement values (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments.
[8]	NRV: Negative replacement value.
[9]	Non-financial liabilities such as deferred income, deferred tax liabilities, provisions and liabilities on employee compensation plans are not included in this analysis.
[10]
Other notional values relate to derivatives that are cleared through either a central clearing counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for the periods presented.

[11]	Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as replacement values.
[12]
Negative replacement values as of 31 December 2017 include CHF 0.0 billion related to derivative loan commitments (31 December 2016: CHF 0.1 billion). No notional amounts related to these replacement values are included in the table. The maximum irrevocable amount related to these commitments was CHF 5.3 billion as of 31 December 2017 (31 December 2016: CHF 14.3 billion).

[13]	Notional values of exchange-traded agency transactions and OTC cleared transactions entered into on behalf of clients are not disclosed due to their significantly different risk profile.